FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [Abstract]
Schedule Of Contractual Obligations
The following table shows our contractual obligations as at December 31, 2019:

	Payment due (in thousands) by period
(Stated in thousands of U.S dollars)	Less than 1 Year	1 to 3 years	4 to 5 years	More than 5 Years	Total
Accounts payable and accrued liabilities	$90,842	$—	$—	$—	$90,842
Debt[1]	15,000	91,498	5,000	—	111,498
Lease liabilities	987	533	607	254	2,381
Interest on long term debt	7,378	7,321	150	5	14,854
Purchase obligations	17,318	—	—	—	17,318
Rehabilitation provisions[2]	5,826	17,749	25,877	24,316	73,768
Total	$137,351	$117,101	$31,634	$24,575	$310,661

[1]	Includes the outstanding repayment amounts from the 7% Convertible Debentures maturing on August 15, 2021 and the Macquarie Credit Facility.

[2]	Rehabilitation provisions indicates the expected undiscounted cash flows for each period.